FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial assets at fair value through profit or loss

	R$ thousands
	On December 31, 2025	On December 31, 2024
Financial assets
Brazilian government bonds	395,031,887	263,224,363
Bank debt securities	43,367,217	36,983,297
Corporate debt and marketable equity securities	69,444,655	41,637,680
Mutual funds	18,840,361	9,368,468
Brazilian sovereign bonds	188,999	366,034
Foreign governments securities	66,555	468,521
Derivative financial instruments	20,850,095	19,834,985
Total	547,789,769	371,883,348

Schedule of maturity

	R$ thousands
	On December 31, 2025	On December 31, 2024
Maturity of up to one year	104,436,644	53,549,658
Maturity of one to five years	324,982,243	228,464,602
Maturity of five to 10 years	63,317,857	57,839,535
Maturity of over 10 years	12,676,571	8,119,026
No stated maturity	42,376,454	23,910,527
Total	547,789,769	371,883,348

Schedule of liabilities at fair value through profit or loss

	R$ thousands
	On December 31, 2025	On December 31, 2024
Derivative financial instruments	18,268,330	16,240,611
Total	18,268,330	16,240,611